Inventories	12 Months Ended
Mar. 31, 2021
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 5 — INVENTORIES

	As of March 31,
	2020	2021
	RMB	RMB
Raw materials	24,300	32,604
Work in progress	2,813	1,476
Finished goods	7,525	11,039
Total inventory, gross	34,638	45,119
Inventory reserve	(5,962)	(13,393)
Total inventory, net	28,676	31,726

The movement of inventory reserve was as follows:

	Year Ended March 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance at beginning of year	3,126	6,457	5,962
Additional charge (written off), net	3,325	(450)	7,589
Foreign currency translation difference	6	(45)	(158)
Balance at the end of year	6,457	5,962	13,393